Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan [Abstract]
Amount of employee benefits charged	¥ 143,078	¥ 128,554	¥ 64,334